Impairment loss on financial assets (Tables)	12 Months Ended
Apr. 30, 2026
Impairment Loss On Financial Assets
Schedule of Impairment Loss on Financial Assets

	April 30, 2024	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	SGD	USD
Allowance/(Reversal) of expected credit losses for
- Trade receivables (Note 7)	8,834	(9,727)	(21,388)	(16,791)
- Other receivables (Note 7)	79,721	-	-	-
- Contract assets (Note 9)	812	14,814	28,231	22,163
	89,367	5,087	6,843	5,372